Expense Example - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 20% Portfolio - VIP FundsManager 20% Portfolio - Investor Class	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 55
3 years	177
5 years	317
10 years	$ 726